SCHEDULE OF SHARE OPTION GRANTED (Details) - Security Matters Limited [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of options outstanding Beginning balance | shares	11,280	9,530
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 0.27	$ 0.23
Number of issue of options | shares	1,000	1,850
Weighted average exercise price, issued of options | $ / shares	$ 0.27	$ 0.45
Number of options, Expired | shares	(7,600)	(100)
Weighted average exercise price, Expired | $ / shares	$ 0.22	$ 0.34
Number of options outstanding Beginning balance | shares	4,680	11,280
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 0.35	$ 0.27
Number of options, Exercisable | shares	2,835	4,318
Weighted average exercise price, Exercisable | $ / shares	$ 0.28	$ 0.27